License Agreements	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Related Party Transactions [Abstract]
License Agreements
Note 4. License Agreements
Kyowa Kirin License, Development and Commercialization Agreement
In April 2020, we entered into the Kyowa Kirin Commercialization Agreement under which we granted to Kyowa Kirin a co-exclusive,
sublicensable, payment-bearing license under certain patents and know-how

controlled by us to develop and commercialize zandelisib and any pharmaceutical product containing zandelisib for all human indications in the U.S. (the “U.S. License”), and an exclusive (subject to certain retained rights to perform obligations under the Kyowa Kirin Commercialization Agreement), sublicensable, payment-bearing, license under certain patents and know-how
controlled by us to develop and commercialize zandelisib and any pharmaceutical product containing zandelisib for all human indications in countries outside of the U.S. (the
“Ex-U.S.”
and the
“Ex-U.S.
License”). Kyowa Kirin granted to us a
co-exclusive,
sublicensable, license under certain patents and
know-how
controlled by Kyowa Kirin to develop and commercialize zandelisib for all human indications in the U.S., and a co-exclusive,
sublicensable, royalty-free, fully paid license under certain patents and know-how
controlled by Kyowa Kirin to perform our obligations in the
Ex-U.S.
under the Kyowa Kirin Commercialization Agreement. Kyowa Kirin paid us an initial payment of

$
100.0
 million.
Kyowa Kirin is responsible for the development and commercialization of zandelisib in the
Ex-U.S.
and, subject to certain exceptions, is solely responsible for all costs related thereto. We provide to Kyowa Kirin certain drug supplies necessary for the development and commercialization of zandelisib in the
Ex-U.S.,
with the understanding that Kyowa Kirin will assume responsibility for manufacturing for the
Ex-U.S.
as soon as practicable.
We assessed the Kyowa Kirin Commercialization Agreement in accordance with Topic 808 and Topic 606 and determined that our obligations comprise the U.S. License, the
Ex-U.S.
License, and development services (the “Development Services”). We determined that the Kyowa Kirin Commercialization Agreement is a collaborative arrangement in accordance with Topic 808 that contains multiple units of account, as we and Kyowa Kirin are both active participants in the development and commercialization activities and are exposed to significant risks and rewards that are dependent on commercial success of the activities of the arrangement. The U.S. License is a unit of account under the scope of Topic 808 and is not a deliverable under Topic 606, while the
Ex-U.S.
License and Development Services performance obligations are under the scope of Topic 606.
As discussed in Note 1, we and Kyowa Kirin jointly decided to discontinue zandelisib development in the U.S. As of March 31, 2023, we updated our assessment of the total transaction price from the Kyowa Kirin Commercialization Agreement to be
$
217.0
 million, comprised of the upfront payment of $
100.0
 million, milestone payments of $
20.0
 million, estimated development cost-sharing of $
91.8
 million, and deferred revenue of $
5.2
 million.
As of March 31, 2023, the updated assessment reflects a decrease in estimated variable consideration related to development cost sharing of
 $
143.1

million from June 30, 2022. In December 2022, we announced our plan to discontinue the global development of zandelisib outside of Japan. As a result, we decreased our estimate for variable consideration related to development cost sharing. During the three months ended December 31, 2022, we recognized revenue of
$
16.6
 million from the change in estimate. Additionally
, during the three months ended December 31, 2022
, we recognized $
8.6
 million of revenue related to
non-refundable
payments for performance obligations that have not commenced and will no longer be initiated. Any variable consideration related to sales-based royalties and commercial milestones related to licenses of intellectual property will be determined when the sale or usage occurs, and is therefore excluded from the transaction price. In addition, we are eligible to receive future development and regulatory milestones upon the achievement of certain criteria; however, these amounts are excluded from variable consideration as the risk of significant revenue reversal will only be resolved depending on future research and development and/or regulatory approval outcomes. We re-evaluate
the estimated variable consideration included in the transaction price and any related constraints at the end of each reporting period.
We allocated the transaction price of the
Ex-U.S.
License and Development Services performance obligations to each unit of account. Variable consideration that relates specifically to our efforts to satisfy specific performance obligations are allocated entirely to those performance obligations. Other components of the transaction price are allocated based on the relative stand-alone selling price, over which management has applied significant judgment. We developed the estimated stand-alone selling price for the licenses using the risk-adjusted net present values of estimated cash flows, and the estimated stand-alone selling price of the development services performance obligations by estimating costs to be incurred, and an appropriate margin, using an income approach.

We determined that control of the U.S. License and
Ex-U.S.
License were transferred to Kyowa Kirin during the year ended June 30, 2020, and recognized revenue of $
21.0
 million related to the
Ex-U.S.
License.

The $
64.5

million transaction price allocated to the U.S. License obligation accounted for under Topic 808 is included as non-current
deferred revenue. As described in Note 1 we and Kyowa Kirin intend to terminate the Kyowa Kirin Commercialization Agreement. As of March 31, 2023 and June 30, 2022, we have deferred revenue of
$
1.6
 million and $
30.9
 million, respectively, related to the transaction price allocated to the Development Services performance obligations and are recognizing this revenue based on the proportional performance of these development activities, which we expect to recognize through fiscal year 2024.
Presage License Agreement
In September 2017, we entered into a license agreement with Presage Biosciences, Inc. (“Presage”). Under the terms of such license agreement (the “Presage License Agreement”), Presage granted to us exclusive worldwide rights to develop, manufacture and commercialize voruciclib, a clinical-stage, oral and selective CDK inhibitor, and related compounds. In exchange, we paid $
2.9
 million. With respect to the first indication, an incremental $
2.0
 million payment, due upon dosing of the first subject in the first registration trial, will be owed to Presage, for total payments of $
4.9
 million prior to receipt of marketing approval of the first indication in the U.S., E.U. or Japan. Additional potential payments of up to $
179
 million will be due upon the achievement of certain development, regulatory and commercial milestones. We will also pay mid-single-digit
tiered royalties on the net sales of any product successfully developed. As an alternative to milestone and royalty payments related to countries in which we sublicense product rights, we will pay to Presage a tiered percent (which decreases as product development progresses) of amounts received from such sublicensees.

Note 2. KKC License, Development and Commercialization Agreement
In April 2020, we entered into the License, Development and Commercialization Agreement (the “KKC Commercialization Agreement”) with Kyowa Kirin Company (“KKC”). Under the KKC Commercialization Agreement, we granted to KKC a co-exclusive,
sublicensable, payment-bearing license under certain patents and know-how
controlled by us to develop and commercialize zandelisib and any pharmaceutical product containing zandelisib for all human indications in the U.S. (the “U.S. License”), and an exclusive (subject to certain retained rights to perform obligations under the KKC Commercialization Agreement), sublicensable, payment-bearing, license under certain patents and know-how
controlled by us to develop and commercialize zandelisib and any pharmaceutical product containing zandelisib for all human indications in countries outside of the U.S. (the
“Ex-U.S.”
or the
“Ex-U.S.
License”). KKC granted to us a
co-exclusive,
sublicensable, license under certain patents and
know-how
controlled by KKC to develop and commercialize zandelisib for all human indications in the U.S., and a co-exclusive,
sublicensable, royalty-free, fully paid license under certain patents and know-how
controlled by KKC to perform our obligations in the
Ex-U.S.
under the KKC Commercialization Agreement. KKC paid us an initial payment of $100 million in May 2020. Additionally, we may earn up to approximately $582.5 million in potential development, regulatory and commercialization milestone payments, plus royalties on net sales of zandelisib in the
Ex-U.S.,
which are tiered beginning in the teens.
KKC will be responsible for the development and commercialization of zandelisib in the
Ex-U.S.
and, subject to certain exceptions, will be solely responsible for all costs related thereto. We will co-develop
and

co-promote
zandelisib with KKC in the U.S., with the Company recording all revenue from U.S. sales. We will share U.S. profits and costs (including development costs) on a
50-50
basis with KKC. We will also provide to KKC certain drug supplies necessary for the development and commercialization of zandelisib in the
Ex-U.S.,
with the understanding that KKC will assume responsibility for manufacturing for the
Ex-U.S.
as soon as practicable.
We assessed the KKC Commercialization Agreement in accordance with Topic 808 and Topic 606 and determined that our obligations comprise the U.S. License, the
Ex-U.S.
License, and development services (the “Development Services”). We determined that the KKC Commercialization Agreement is a collaborative arrangement in accordance with Topic 808 that contains multiple units of account, as we and KKC are both active participants in the development and commercialization activities and are exposed to significant risks and rewards that are dependent on commercial success of the activities of the arrangement. The U.S. License is a unit of account under the scope of Topic 808 and is not a deliverable under Topic 606, while the
Ex-U.S.
License and Development Services performance obligations are under the scope of Topic 606.
We determined, at the time of our initial assessment, that the total transaction price of $191.5 million is comprised of the upfront payment of $100.0 million, expected milestone payments of $20.0 million, estimated variable consideration related to development cost-sharing of $66.3 million, and deferred revenue of $5.2 million from the KKC Commercialization Agreement. During the year ended June 30, 2022, we updated our estimate of variable consideration related to development cost sharing to $234.9 million. We increased our estimate primarily as a result of further visibility into total expected costs for these development estimates. Any variable consideration related to sales-based royalties and commercial milestones related to licenses of intellectual property will be determined when the sale or usage occurs and is, therefore, excluded from the transaction price. In addition, we are eligible to receive future development and regulatory milestones upon the achievement of certain criteria; however, these amounts are excluded from variable consideration as the risk of significant revenue reversal will only be resolved depending on future research and development and/or regulatory approval outcomes. We re-evaluate
the estimated variable consideration included in the transaction price and any related constraints at the end of each reporting period.
We allocated the transaction price to each unit of account. Variable consideration that relates specifically to our efforts to satisfy specific performance obligations are allocated entirely to those performance obligations. Other components of the transaction price are allocated based on the relative stand-alone selling price, over which management has applied significant judgment. We developed the estimated stand-alone selling price for the licenses using the risk-adjusted net present values of estimated cash flows, and the estimated stand-alone selling price of the development services performance obligations by estimating costs to be incurred, and an appropriate margin, using an income approach.
We determined that control of the U.S. License and
Ex-U.S.
License were transferred to KKC during the year ended June 30, 2020, and recognized revenue of $21.0 million related to the
Ex-U.S.
License. The $64.5 million transaction price allocated to the U.S. License obligation accounted for under Topic 808 is recorded as non-current
deferred revenue and will begin to be recognized upon future commercialization as non-ASC
606 revenue. As of June 30, 2022 and 2021, we recorded deferred revenue of $30.9 million and $14.7 million, respectively, for the transaction price allocated to the Development Services performance obligations, and we are recognizing this revenue based on the proportional performance of these development activities which we expect to recognize through fiscal year 2030.